Exploration and Evaluation Assets - Summary of Exploration and Valuation Assets (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	CAD 1,585
Exploration Expense	(888)	CAD (2)	[1]	CAD (67)	[1]
Ending Balance	3,673	1,585
E&E [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	1,585	1,575
Additions	147	67
Acquisition	3,608
Transfers to Assets Held for Sale	(316)
Transfers to PP&E	(6)	(49)
Exploration Expense	(890)	(2)
Change in Decommissioning Liabilities	5	(6)
Exchange Rate Movements and Other	19
Divestitures	(479)
Ending Balance	CAD 3,673	CAD 1,585		CAD 1,575

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.